Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Income Tax Provision at the Federal Statutory Rate and Effective Rate

A reconciliation of the income tax provision at the federal statutory rate and the effective rate is as follows:

	For the years ended March 31
	2025	2024	2023
China income taxes	25.0%	25.0%	25.0%
Impact of US and HK tax rate	(7.5)	9.9	3.1
Non-deductible expenses-permanent difference	(1.0)	5.0	(2.6)
Change in valuation allowance	(69.5)	(34.9)	(28.1)
Effective tax rate	(53.0)%	5.0%	(2.6)%

Schedule of Deferred Tax Assets,(Liabilities) Net

Deferred tax assets,(liabilities) net are composed of the following:

	March 31, 2025	March 31, 2024
Deferred tax assets:
Net operating loss carry-forwards	$9,596,477	$9,143,666
Bad debt	619,291	576,134
Total deferred tax assets, gross	10,215,768	9,719,800
Valuation allowance	(10,186,112)	(9,719,800)
Total deferred tax assets, net	$29,656	$-
Deferred tax liabilities:
Intangible assets from acquisition	521,777	-
Total deferred tax liabilities	$521,777	$-

Deferred tax assets(liabilities), net	$(492,121)	$-